Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)			3 Months Ended			9 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted		$ (604)	$ (2,676,840)	$ (3,478,664)	$ (1,650,406)	$ (7,805,910)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding	[1]	5,625,000
Basic and diluted net loss per common shares		$ 0.00
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted			$ (2,141,472)			$ (5,990,311)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding			25,376,598			20,481,452
Basic and diluted net loss per common shares			$ (0.08)			$ (0.29)
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted			$ (535,368)			$ (1,815,599)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding	[2]		6,344,150			6,207,710
Basic and diluted net loss per common shares			$ (0.08)			$ (0.29)

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.